REORGANIZATION COSTS (Tables)	9 Months Ended
Dec. 31, 2021
REORGANIZATION COSTS
Schedule of reorganization costs

	Three months ended	Nine months ended
	December 31, 2021	December 31, 2021
Professional and advisory costs	$13,869	$37,212
Key employee retention plan	1,938	7,174
Prepetition claims and other costs	25,177	35,184
	$40,984	$79,570